245 Summer Street

Fidelity® Investments

Boston, MA 02210

September 28, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Investment Trust (the trust): File Nos. 002-90649 and 811-04008

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Emerging Markets Discovery Fund

Fidelity Europe Fund

Fidelity Global Commodity Stock Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Latin America Fund

Fidelity Total Emerging Markets Fund

Fidelity Worldwide Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust